Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		S/ 1,261,098	S/ 1,205,860
Additions	[1]	63,155	38,191
Sale of assets	[2]	(41,804)	(132,564)
Disposals		(23,085)	(23,054)
Subsidiary desconsolidation			(90,124)
Reclassifications		(845)	330,269
Transfers		228	(55,216)
Translations adjustments		(24,539)	(12,264)
Cost Balance at Ending		1,234,208	1,261,098	S/ 1,205,860
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(957,928)	(800,391)
Depreciation charge		(52,308)	(70,780)	(78,560)
Sale of assets	[2]	34,419	126,880	32,110
Disposals		20,388	21,537	35,974
Subsidiary deconsolidation			82,189	(1,092)
Reclassifications		845	(330,269)	(5,230)
Impairment loss	[3]	(10,857)	(8,088)	(5,214)
Translations adjustments		18,150	7,012	(10,857)
Accumulated depreciation and impairment, Balance at Ending		(949,743)	(957,928)	(800,391)
Carrying amounts, at Beginning					S/ 463,990
Carrying amounts, at Ending		284,465	303,170	405,469
Transfers		(2,452)	13,982
Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				1,231,512
Additions	[1]			36,065
Sale of assets	[2]			(38,971)
Disposals				(48,545)
Subsidiary desconsolidation				1,289
Reclassifications				5,230
Transfers				89
Translations adjustments				19,191
Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(767,522)
Land [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		9,718	10,879
Additions	[1]		85
Sale of assets	[2]
Disposals
Subsidiary desconsolidation
Reclassifications			9,925
Transfers			(10,692)
Translations adjustments		(641)	(479)
Cost Balance at Ending		9,077	9,718	10,879
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning			(273)
Depreciation charge
Sale of assets	[2]
Disposals
Subsidiary deconsolidation
Reclassifications			273
Impairment loss	[3]
Translations adjustments
Accumulated depreciation and impairment, Balance at Ending				(273)
Carrying amounts, at Beginning					19,701
Carrying amounts, at Ending		9,077	9,718	10,606
Transfers
Land [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				19,974
Additions	[1]
Sale of assets	[2]
Disposals				(9,895)
Subsidiary desconsolidation
Reclassifications
Transfers
Translations adjustments				800
Land [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(273)
Buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		72,566	133,101
Additions	[1]	2,442	131
Sale of assets	[2]	(75)	(714)
Disposals		(5,055)	(2,638)
Subsidiary desconsolidation			(18,926)
Reclassifications			6,317
Transfers		(2,875)	(44,149)
Translations adjustments		(8,288)	(556)
Cost Balance at Ending		58,715	72,566	133,101
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(38,393)	(51,901)
Depreciation charge		(4,294)	(5,455)	(7,636)
Sale of assets	[2]	75	704	58
Disposals		2,756	1,991	(2,771)
Subsidiary deconsolidation			15,508
Reclassifications		(438)	(12,832)	(161)
Impairment loss	[3]	(6,515)		(161)
Translations adjustments		6,922	(99)	771
Accumulated depreciation and impairment, Balance at Ending		(40,578)	(38,393)	(51,901)
Carrying amounts, at Beginning					87,910
Carrying amounts, at Ending		18,137	34,173	81,200
Transfers		(691)	13,691
Buildings [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				129,911
Additions	[1]			412
Sale of assets	[2]			(192)
Disposals				757
Subsidiary desconsolidation
Reclassifications				1,565
Transfers
Translations adjustments				648
Buildings [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(42,001)
Machinery [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		855,049	755,838
Additions	[1]	29,465	15,786
Sale of assets	[2]	(32,314)	(126,417)
Disposals		(12,358)	(15,632)
Reclassifications		(845)	235,219
Transfers		(25)	(219)
Translations adjustments		(9,770)	(9,526)
Cost Balance at Ending		829,202	855,049	755,838
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(634,299)	(498,601)
Depreciation charge		(39,837)	(49,753)	(53,221)
Sale of assets	[2]	26,241	122,056	25,293
Disposals		12,219	15,022	6,124
Subsidiary deconsolidation
Reclassifications		845	(221,775)	(5,125)
Impairment loss	[3]	(1,916)	(8,055)	(5,069)
Translations adjustments		6,521	6,468	(11,786)
Accumulated depreciation and impairment, Balance at Ending		(631,329)	(634,299)	(498,601)
Carrying amounts, at Beginning					271,356
Carrying amounts, at Ending		197,873	220,750	257,237
Transfers		(1,103)	339
Machinery [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				726,173
Additions	[1]			17,941
Sale of assets	[2]			(26,046)
Disposals				(6,361)
Subsidiary desconsolidation
Reclassifications				28,870
Transfers
Translations adjustments				15,261
Machinery [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(454,817)
Vehicles [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		219,122	64,683
Additions	[1]	370	519
Sale of assets	[2]	(7,179)	(2,775)
Disposals		(3,299)	(925)
Subsidiary desconsolidation			(712)
Reclassifications			159,546
Transfers		1,147	62
Translations adjustments		(2,989)	(1,276)
Cost Balance at Ending		207,172	219,122	64,683
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(207,304)	(47,959)
Depreciation charge		(2,417)	(4,561)	(4,461)
Sale of assets	[2]	6,013	1,632	5,836
Disposals		3,268	814	505
Subsidiary deconsolidation			698
Reclassifications			(158,628)	18
Impairment loss	[3]			(17)
Translations adjustments		1,977	748	(1,017)
Accumulated depreciation and impairment, Balance at Ending		(198,499)	(207,304)	(47,959)
Carrying amounts, at Beginning					26,323
Carrying amounts, at Ending		8,673	11,818	16,724
Transfers		(36)	(48)
Vehicles [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				75,146
Additions	[1]
Sale of assets	[2]			(11,762)
Disposals				(599)
Subsidiary desconsolidation
Reclassifications				17
Transfers
Translations adjustments				1,881
Vehicles [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(48,823)
Furniture and fixtures [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		33,581	52,810
Additions	[1]	783	661
Sale of assets	[2]	(513)	(392)
Disposals		(289)	(1,078)
Subsidiary desconsolidation			(2,556)
Reclassifications			(15,801)
Transfers		3,253
Translations adjustments		(2,473)	(63)
Cost Balance at Ending		34,342	33,581	52,810
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(26,730)	(44,873)
Depreciation charge		(1,067)	(1,335)	(1,344)
Sale of assets	[2]	484	361	495
Disposals		276	951	5,643
Subsidiary deconsolidation			2,357
Reclassifications		217	15,799	33
Impairment loss	[3]	(2,357)		33
Translations adjustments		2,465	10	(81)
Accumulated depreciation and impairment, Balance at Ending		(27,967)	(26,730)	(44,873)
Carrying amounts, at Beginning					8,584
Carrying amounts, at Ending		6,375	6,851	7,937
Transfers		(1,255)
Furniture and fixtures [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				58,236
Additions	[1]			844
Sale of assets	[2]			(523)
Disposals				(5,783)
Subsidiary desconsolidation
Reclassifications				(33)
Transfers
Translations adjustments				69
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(49,652)
Other equipment [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		57,707	156,111
Additions	[1]	6,933	5,175
Sale of assets	[2]	(1,249)	(2,266)
Disposals		(2,084)	(2,781)
Subsidiary desconsolidation			(67,930)
Reclassifications			(30,238)
Transfers		(1,188)
Translations adjustments		(782)	(364)
Cost Balance at Ending		59,337	57,707	156,111
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(51,192)	(140,635)
Depreciation charge		(4,693)	(9,676)	(11,898)
Sale of assets	[2]	1,222	2,127	428
Disposals		1,780	2,759	26,473
Subsidiary deconsolidation			63,626	(1,092)
Reclassifications		221	30,722	6
Impairment loss	[3]
Translations adjustments		669	(115)	1,256
Accumulated depreciation and impairment, Balance at Ending		(51,360)	(51,192)	(140,635)
Carrying amounts, at Beginning					23,371
Carrying amounts, at Ending		7,977	6,515	15,476
Transfers		633
Other equipment [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				179,179
Additions	[1]			1,781
Sale of assets	[2]			(448)
Disposals				(26,664)
Subsidiary desconsolidation				1,289
Reclassifications				373
Transfers				89
Translations adjustments				512
Other equipment [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(155,808)
Replacement and in-transit units [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		11,850	11,957
Additions	[1]		2,572
Sale of assets	[2]	(474)
Disposals
Subsidiary desconsolidation
Reclassifications			(2,679)
Transfers
Translations adjustments		404
Cost Balance at Ending		11,780	11,850	11,957
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning		(10)	(11)
Depreciation charge
Sale of assets	[2]	384
Disposals		89
Subsidiary deconsolidation
Reclassifications			34
Impairment loss	[3]	(69)	(33)
Translations adjustments		(404)
Accumulated depreciation and impairment, Balance at Ending		(10)	(10)	(11)
Carrying amounts, at Beginning					10,613
Carrying amounts, at Ending		11,770	11,840	11,946
Transfers
Replacement and in-transit units [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				10,624
Additions	[1]			3,549
Sale of assets	[2]
Disposals
Subsidiary desconsolidation
Reclassifications				(2,216)
Transfers
Translations adjustments
Replacement and in-transit units [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				(11)
Work in progress [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning		1,505	20,481
Additions	[1]	23,162	13,262
Sale of assets	[2]
Disposals
Subsidiary desconsolidation
Reclassifications			(32,020)
Transfers		(84)	(218)
Translations adjustments
Cost Balance at Ending		24,583	1,505	20,481
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning			(16,138)
Depreciation charge
Sale of assets	[2]
Disposals
Subsidiary deconsolidation
Reclassifications			16,138	(1)
Impairment loss	[3]
Translations adjustments
Accumulated depreciation and impairment, Balance at Ending				(16,138)
Carrying amounts, at Beginning					S/ 16,132
Carrying amounts, at Ending		24,583	1,505	4,343
Transfers
Work in progress [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost Balance at Beginning				32,269
Additions	[1]			11,538
Sale of assets	[2]
Disposals
Subsidiary desconsolidation
Reclassifications				(23,346)
Transfers
Translations adjustments				20
Work in progress [Member] | Accumulated depreciation and impairment [Member]
Accumulated depreciation and impairment
Accumulated depreciation and impairment, Balance at Beginning				S/ (16,137)

[1]	As of December 31, 2022, additions to property, plant, and equipment correspond mainly to additions to equipment and work in progress related to well operations for S/ 49.9 million, in the Energy sector; additions to various machinery and equipment for S/ 8 million, in the Engineer and Construction sector; and additions to various equipment and machinery for S/ 3.4 million, in the real estate segment (as of December 31, 2021, it mainly corresponds to additions to machinery, equipment, vehicles, furniture and fixtures and buildings totaling S/ 20.2 million, in the Engineering and Construction segment; as well as additions in work in progress, replacement units, machinery, furniture and fixtures, land and buildings in S/ 16.8 million, in the Energy segment).
[2]	During 2022, asset sales were recorded with a disposal cost mainly in machinery, vehicles, furniture and fixtures and various equipment for S/ 6.6 million in the Engineering and Construction segment, and sales of machinery and vehicles for S/ 0.6 million in the Infrastructure segment (in 2021, S/ 4.7 million in machinery and vehicle sales in the Engineering and Construction segment and S/ 0.8 million in machinery in the Energy segment).
[3]	In 2022, it mainly corresponds to assets of projects belonging to the Engineering and Construction segment, which reached their end and were recognized as impairment; these include improvements and installations for S/6.5 million, furniture and fixtures for S/2.4 million and machinery for S/1.9 million, (in 2021, it corresponds to the impairment in machinery for S/7.7 million and S/0.4 million, in the Engineering and Construction and Energy segments, respectively). This was recorded in the consolidated statement of income under “Other Income and Expenses” and “Cost of Sales and Services”.